RETIREMENT PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RETIREMENT PLAN
Expense recognized in connection with the qualified profit sharing plan	$ 729,139	$ 776,939	$ 695,831